Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions
Schedule of paid and/or accrued fees to management personnel and directors

	December 31,	December 31,	December 31,
	2023	2022	2021

Management	$2,194	$2,751	$1,978
Directors	158	154	190
	$2,352	$2,905	$2,168